RELATED PARTY TRANSACTIONS - Summary of Transactions Between Related Parties (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Wages and salaries	€ 77,101,000	€ 31,754,000	€ 14,260,000
Social contributions	15,743,000	7,812,000	3,443,000
K Cybernation S.à r.l.
Disclosure of transactions between related parties [line items]
Transactions for the year	0	0	(3,297,000)
Balance outstanding	0	0
K Robolife S.à r.l.
Disclosure of transactions between related parties [line items]
Transactions for the year	0	0	(65,649,000)
Balance outstanding	0	0
Remy Robotics LLC
Disclosure of transactions between related parties [line items]
Transactions for the year	0	31,000	36,000
Balance outstanding	0	0
Hyundai Kia
Disclosure of transactions between related parties [line items]
Transactions for the year	469,000	70,000
Balance outstanding	250,000	0
Hyundai Mobis
Disclosure of transactions between related parties [line items]
Transactions for the year	(759,000)	0	0
Balance outstanding	0	0
Charge Cars Ltd
Disclosure of transactions between related parties [line items]
Transactions for the year	(810,000)	0	0
Balance outstanding	0	0
Kinetik S.à r.l.
Disclosure of transactions between related parties [line items]
Transactions for the year	0	(23,959,000)	(150,909,000)
Balance outstanding	0	0
Key Management personnel
Disclosure of transactions between related parties [line items]
Wages and salaries	2,253,000	2,937,000	2,903,000
Social contributions	1,673,000	334,000	561,000
Other benefits	0	48,000	1,000
Bonus and other earnings	13,764,000	0	34,000
RSP loans	0	13,700,000	0
SOP expense	€ 401,000	€ 3,141,000	€ 0